INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Temporary differences associated with the investments in subsidiaries	$ 143,568	$ 173,020